FINANCIAL INSTRUMENTS (Tables)	12 Months Ended
Dec. 31, 2022
FINANCIAL INSTRUMENTS
Schedule of fair value of financial assets and financial liabilities

	As of 31 December 2022

Financial assets	Total	Level 1	Level 2	Level 3

Investment funds at fair value (Note 5)	17,557	17,557	—	—
	17,557	17,557	—	—

	As of 31 December 2021
Financial assets	Total	Level 1	Level 2	Level 3

Investment funds at fair value (Note 5)	1,682,839	1,682,839	—	—
	1,682,839	1,682,839	—	—